Capitalization (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of Convertible Preferred Stock

At December 31, 2015, the Company’s outstanding convertible preferred stock consisted of the following (in thousands, except original issue price per share):

	Shares Authorized	Shares Outstanding	Original Issue Price Per Share	Carrying Values	Liquidation Preference
Seed	23,450	22,250	$0.100000	$2,225	$2,225
Series A-1	15,292	15,292	0.126084	1,928	1,928
Series A-2	6,987	6,987	0.146976	1,027	1,027
Series A-3	14,421	13,430	0.183720	2,467	2,467
Series B	8,371	8,371	2.431000	16,557	20,350

Total	68,521	66,330		$24,204	$27,997